Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitment and Contingencies
Schedule of capital expenditures contracted

	As of December 31,
	2023	2024
Property, plant and equipment	5,465,192	5,896,469
Leasehold improvements	552,626	527,363
Total	6,017,818	6,423,832